Employee benefit obligations - Disclosure of Fair Value of Plan Assets (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Employee Benefits [Abstract]
Equity instruments	€ 3,965	€ 3,578
Euroland bonds	3,478	3,182
Hold to maturity bonds	374	341
Property	3,270	2,290
Other assets	473	396
Alternative investments	438	291
Insurance contracts	0	0
Total	€ 11,998	€ 10,078
Equity instruments, allocation percentage	33.00%	35.50%
Euroland bonds, allocation percentage	29.00%	31.60%
Hold to maturity bonds, allocation percentage	3.10%	3.40%
Property, allocation percentage	27.30%	22.70%
Other assets, allocation percentage	3.90%	3.90%
Alternative investments, allocation percentage	3.70%	2.90%
Insurance contracts, allocation percentage	0.00%	0.00%
Total, allocation percentage	100.00%	100.00%